Income Taxes (Schedule of Curent and Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [abstract]
Current taxes on profit for the year	$ 34,940	$ 29,791
Changes in estimates related to prior years	(77)	(728)
Total current tax expense (income) and adjustments for current tax of prior periods	34,863	29,063
Origination and reversal of temporary differences	5,194	594
Changes in estimates related to prior years	165	217
Effect of changes in tax rates	(1,576)	(622)
Deferred tax expense (income)	3,783	189
Total tax expense	$ 38,646	$ 29,252